Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated other comprehensive income
Beginning balance	$ 19,288
Ending balance	21,030	$ 19,288
Interest rate hedges
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(5)	(4)
Other comprehensive income (loss), before tax	54	(1)
Accumulated other comprehensive income (loss), before tax, ending balance	49	(5)
Net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	273	377
Other comprehensive income (loss), before tax	1,222	(104)
Accumulated other comprehensive income (loss), before tax, ending balance	1,495	273
Hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(276)	(299)
Other comprehensive income (loss), before tax	(254)	23
Accumulated other comprehensive income (loss), before tax, ending balance	(530)	(276)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	(8)	(6)
Beginning balance	(11)	72
Other comprehensive income (loss), tax recovery (expense)	15	(2)
Other comprehensive income (loss)	983	(83)
Income tax recovery (expense), ending balance	7	(8)
Ending balance	972	(11)
Unrealized employee future benefits (losses) gains (Note 23)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(36)	(49)
Other comprehensive income (loss), before tax	30	13
Accumulated other comprehensive income (loss), before tax, ending balance	(6)	(36)
Cash flow hedges and unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	12	15
Beginning balance	(29)	(38)
Other comprehensive income (loss), tax recovery (expense)	(19)	(3)
Other comprehensive income (loss)	65	9
Income tax recovery (expense), ending balance	(7)	12
Ending balance	36	(29)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	(40)	34
Other comprehensive income (loss)	1,048	(74)
Ending balance	$ 1,008	$ (40)